SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated Revenues By Major Product Line) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenues	$ 274,880	$ 261,292	$ 293,426
Products [Member]
Product Information [Line Items]
Total revenues	46,275	50,703
Services [Member]
Product Information [Line Items]
Total revenues	100,355	95,816
Subscriptions [Member]
Product Information [Line Items]
Total revenues	$ 128,250	$ 114,773